SCHEDULE OF STOCK OPTION OUTSTANDING (Details) - shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total option Outstanding	326,741	222,191	236,433
Legacy Plans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total option Outstanding			27,154
Two Thousand Sixteen Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total option Outstanding			201,706
Two Thousand Nineteen Directors Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total option Outstanding			7,573
Two Thousand Twenty One Omnibus Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total option Outstanding		222,191